Deposits (Schedule of Deposits by Time Remaining on Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Contractual Maturities, Time Deposits, $100,000 or More, Three Months or Less	$ 14,588	$ 13,338
Contractual Maturities, Time Deposits, $100,000 or More, Three Months Through Six Months	7,965	5,868
Contractual Maturities, Time Deposits, $100,000 or More, Six Months Through 12 Months	18,582	16,493
Contractual Maturities, Time Deposits, $100,000 or More, after 12 Months	55,961	12,272
Time Deposits, $100,000 or More, Total	97,096	47,971
Contractual Maturities, Time Deposits, Less than $100,000, Three Months or Less	8,058	10,131
Contractual Maturities, Time Deposits, Less than $100,000, Three Months Through Six Months	7,754	8,985
Contractual Maturities, Time Deposits, Less than $100,000, Six Months Through 12 Months	19,522	26,271
Contractual Maturities, Time Deposits, Less than $100,000, after 12 Months	72,924	31,607
Deposits: Time deposits, under $100,000	$ 108,258	$ 76,994